Net Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial Expense [Abstract]
Interest on long-term debt	$ 7,339	$ 10,831
Interest on lease liabilities	466	664
Amortization of finance costs	242	426
Interest accretion on balance of purchase price payable	675	384
Financing fees	562	220
Interest income	(402)	(668)
Finance costs	$ 8,882	$ 11,857